Schedule of taxes payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
GST taxes payable	$ 159,073	$ 260,243
Income taxes payable		2,801
Totals	$ 159,073	$ 263,044